Consolidated Statement of Changes in Stockholders’ Deficit (Unaudited) - USD ($)	Preferred Stock Series A	Preferred Stock Series B	Common Stock	Common Stock to be Issued	Additional Paid in Capital	Accumulated Deficit	Non- Controlling Interest	Total
Balance at Dec. 31, 2021	$ 10,001	$ 8,106	$ 26,226		$ 13,676,762	$ (8,307,686)	$ (925)	$ 5,412,484
Balance (in Shares) at Dec. 31, 2021	10,000,001	8,105,724	26,225,974
Sale of common stock			$ 750	$ 1,206	1,954,044			1,956,000
Sale of common stock (in Shares)			750,000	1,206,000
Issuance of common stock for business acquisition			$ 250		467,250			467,500
Issuance of common stock for business acquisition (in Shares)			250,000
Common stock issued with convertible debt			$ 200		111,647			111,847
Common stock issued with convertible debt (in Shares)			200,000
Stock issued for accrued interest	$ (9,999)		$ 12,499		(2,500)
Stock issued for accrued interest (in Shares)	(9,998,899)		12,498,624
Stock issued to satisfy debt and accounts payable			$ 362		560,738			561,100
Stock issued to satisfy debt and accounts payable (in Shares)			362,000
Stock repurchased in connection with Painscript diversture			$ (2,000)		(3,598,000)			(3,600,000)
Stock repurchased in connection with Painscript diversture (in Shares)			(2,000,000)
Warrant repricing					857,835			857,835
Stock based compensation					3,315,895			3,315,895
Net loss						(10,724,875)	(308)	(10,725,183)
Balance at Dec. 31, 2022	$ 2	$ 8,106	$ 38,287	$ 1,206	17,343,671	(19,032,561)	(1,233)	(1,642,522)
Balance (in Shares) at Dec. 31, 2022	1,102	8,105,724	38,286,598	1,206,000
Issuance of common stock previously in common stock to be issued			$ 1,206	$ (1,206)
Issuance of common stock previously in common stock to be issued (in Shares)			1,206,000	(1,206,000)
Restricted stock units					206,755			206,755
Sale of common stock			$ 725		724,275			725,000
Sale of common stock (in Shares)			725,000
Stock based compensation					1,211,188			1,211,188
Net loss						(2,954,046)	(419)	(2,954,465)
Balance at Mar. 31, 2023	$ 2	$ 8,106	$ 40,218		19,485,889	(21,986,607)	(1,652)	(2,454,044)
Balance (in Shares) at Mar. 31, 2023	1,102	8,105,724	40,217,598
Balance at Dec. 31, 2022	$ 2	$ 8,106	$ 38,287	$ 1,206	17,343,671	(19,032,561)	(1,233)	(1,642,522)
Balance (in Shares) at Dec. 31, 2022	1,102	8,105,724	38,286,598	1,206,000
Issuance of common stock previously in common stock to be issued			$ 1,206	$ (1,206)
Issuance of common stock previously in common stock to be issued (in Shares)			1,206,000	(1,206,000)
Repurchase of stock			$ (250)		(136,577)			(136,827)
Repurchase of stock (in Shares)			(250,000)
Restricted stock units					15,281			15,281
Sale of common stock			$ 725	$ 550	1,273,725			1,275,000
Sale of common stock (in Shares)			725,000	550,000
Stock based compensation					4,451,609			4,451,609
Net loss						(11,101,355)	(2,148)	(11,103,503)
Balance at Dec. 31, 2023	$ 2	$ 8,106	$ 39,968	$ 550	22,947,709	(30,133,916)	(3,381)	(7,140,962)
Balance (in Shares) at Dec. 31, 2023	1,102	8,105,724	39,967,598	550,000
Restricted stock units					(15,282)			(15,282)
Sale of common stock			$ 550	$ (550)
Sale of common stock (in Shares)			550,000	(550,000)
Stock issued for accrued interest			$ 3,165		408,294			411,459
Stock issued for accrued interest (in Shares)			3,165,066
Warrant repricing					50,215			50,215
Stock based compensation					(1,116,786)			(1,116,786)
Net loss						(423,206)	(281)	(423,487)
Balance at Mar. 31, 2024	$ 2	$ 8,106	$ 43,683		$ 22,274,150	$ (30,557,122)	$ (3,662)	$ (8,234,843)
Balance (in Shares) at Mar. 31, 2024	1,102	8,105,724	43,682,664